THE HENLOPEN FUND

                                QUARTERLY REPORT
                               SEPTEMBER 30, 2000

To My Fellow Shareholders:

For the quarter ending September 30, 2000, The Henlopen Fund declined 6.0%. Annualized returns for the Fund for 1, 3 and 5 years are 46.8%, 21.4% and 23.1%, respectively. Since our inception on December 2, 1992, the Fund has an annualized return of 22.9%.

This past quarter saw a continuation of the broad-based correction that took hold in the March quarter. The typical "summer doldrums" were exacerbated by fears that a market-hostile Federal Reserve policy and a sharp decline in the Euro would combine to dampen earnings growth. Investor sentiment is ephemeral, earnings and growth rates are tangible. This is why we strive to find companies that are leaders in the strongest areas of our economy. These areas include next-generation telecommunications equipment (encompassing fiber optics, broadband access and packet-based technologies), specialty semiconductors and genomic research. Current demand for products and services in these industries is robust, and the advances they have spawned assure strong demand for many years to come.

The Fund's holdings are well diversified among many exciting areas of technology, as well as among non-technology sectors. Highlighted in our previous quarterly letter, natural gas exploration continues to be a focus for the Fund as the industry races to ease the supply/demand imbalance created by years of inadequate spending on exploration and development in the face of steadily rising consumption.

As we mentioned in past reports, we believe it is in our shareholders' best interest to remain fully invested in a diversified portfolio of leading growth companies. Navigating through the associated risks and opportunities is the task ever before us.

We thank you for your support. Please be assured of our continued diligence on your behalf.

Sincerely yours,

/s/ Michael L. Hershey

Michael L. Hershey
President

                        MANAGED BY LANDIS ASSOCIATES LLC
                              WWW.HENLOPENFUND.COM

         COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT*<F1> IN The Henlopen Fund, S&P 500 Index and Lipper Growth Fund Index

           The Henlopen Fund      S&P 500 Index      Lipper Growth Fund Index
12/2/92         $10,000              $10,000                 $10,000
12/31/92        $10,010              $10,162                 $10,204
3/31/93         $10,821              $10,604                 $10,507
6/30/93         $11,562              $10,654                 $10,661
9/30/93         $12,450              $10,926                 $11,173
12/31/93        $12,999              $11,179                 $11,426
3/31/94         $12,760              $10,758                 $11,084
6/30/94         $12,126              $10,804                 $10,841
9/30/94         $12,853              $11,332                 $11,373
12/31/94        $12,644              $11,330                 $11,246
3/31/95         $13,583              $12,430                 $12,059
6/30/95         $15,494              $13,613                 $13,349
9/30/95         $17,819              $14,692                 $14,563
12/31/95        $17,453              $15,574                 $14,918
3/31/96         $19,233              $16,409                 $15,591
6/30/96         $21,442              $17,144                 $16,107
9/30/96         $21,024              $17,670                 $16,566
12/31/96        $21,182              $19,141                 $17,527
3/31/97         $20,072              $19,658                 $17,468
6/30/97         $22,519              $23,083                 $20,228
9/30/97         $28,095              $24,811                 $22,301
12/31/97        $25,971              $25,524                 $22,450
3/31/98         $31,183              $29,084                 $25,229
6/30/98         $29,902              $30,041                 $25,946
9/30/98         $23,918              $27,058                 $22,985
12/31/98        $30,323              $32,818                 $28,216
3/31/99         $30,744              $34,456                 $29,647
6/30/99         $34,816              $36,885                 $31,571
9/30/99         $34,260              $34,582                 $29,936
12/31/99        $49,162              $39,781                 $36,103
3/31/00         $63,069              $40,678                 $38,735
6/30/00         $53,512              $39,597                 $37,119
9/30/00         $50,296              $39,213                 $36,626

*<F1> assumes equal $10,000 investments made on inception date of December 2, 1992.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

                            STATEMENT OF NET ASSETS
                         September 30, 2000 (Unaudited)

                                                                  QUOTED
  SHARES                                                   MARKET VALUE (B)<F3>
  ------                                                   --------------------
COMMON STOCKS -- 94.9% (A)<F2>

             BASIC RESOURCES -- 1.5%
    150,000  Alcoa Inc.                                          $  3,796,875

             COMMUNICATIONS -- 13.4%
     90,000  ADC Telecommunications, Inc.                           2,420,154
     70,000  Brooktrout Inc.                                        2,305,625
    200,000  C-COR.net Corp.                                        3,062,500
    150,000  Cabletron Systems, Inc.                                4,406,250
     60,000  F5 Networks, Inc.                                      2,040,000
    130,000  Optibase Ltd.                                          2,283,125
     90,000  Polycom, Inc.                                          6,027,183
     40,000  QUALCOMM Inc.                                          2,850,000
     20,000  Redback Networks Inc.                                  3,280,000
    217,500  Science Dynamics Corp.                                 2,433,281
     60,000  Tekelec                                                1,972,500
                                                                 ------------
                                                                   33,080,618

             COMMUNICATIONS SERVICES -- 1.8%
    200,000  CTN Media Group, Inc.                                  1,300,000
    250,000  FVC.COM, Inc.                                          1,250,000
     51,472  NEXTLINK Communications, Inc.
               (DBA XO Communications)                              1,811,171
                                                                 ------------
                                                                    4,361,171

             COMPUTER SYSTEMS -- 3.9%
    100,000  Applied Innovation Inc.                                1,550,000
    107,500  Auspex Systems, Inc.                                   1,330,312
    100,000  Concurrent Computer Corp.                              1,900,000
     30,000  EMC Corp. (Mass.)                                      2,973,750
     16,000  Sun Microsystems, Inc.                                 1,868,000
                                                                 ------------
                                                                    9,622,062

             DISTRIBUTION -- 0.3%
     70,000  D & K Healthcare Resources, Inc.                         844,375

             ELECTRONICS/EQUIPMENT
               MANUFACTURING -- 6.3%
    100,000  Aeroflex Inc.                                          4,862,500
     30,000  Flextronics International Ltd.                         2,463,750
     40,000  Keithley Instruments, Inc.                             2,800,000
     15,000  Newport Corp.                                          2,388,984
     40,000  Tektronix, Inc.                                        3,072,500
                                                                 ------------
                                                                   15,587,734

             ENERGY/SERVICES -- 19.4%
     60,000  Anadarko Petroleum Corp.                               3,987,600
    150,000  CMS Energy Corp.                                       4,040,625
    100,000  Conoco Inc. Cl B                                       2,693,750
     75,000  Devon Energy Corp.                                     4,511,250
     30,000  Enron Corp.                                            2,628,750
    100,000  EOG Resources, Inc.                                    3,887,500
     30,000  FuelCell Energy, Inc.                                  2,887,029
    600,000  Grey Wolf, Inc.                                        3,450,000
     50,000  Mitchell Energy &
               Development Corp.                                    2,331,250
     60,000  Nabors Industries, Inc.                                3,144,000
     75,000  Newfield Exploration Co.                               3,501,562
    175,000  Ocean Energy Inc.                                      2,701,563
     75,000  Universal Compression
               Holdings, Inc.                                       2,320,312
    100,000  USX-Marathon Group                                     2,837,500
    117,200  Western Gas Resources, Inc.                            2,937,325
                                                                 ------------
                                                                   47,860,016

             FINANCIAL SERVICES -- 2.3%
     60,000  Commerce Bancorp, Inc.                                 3,491,250
     14,000  Markel Corp.                                           2,124,500
                                                                 ------------
                                                                    5,615,750

             HEALTHCARE PRODUCTS -- 4.4%
    100,000  Antex Biologics Inc.                                     387,500
    105,000  Gene Logic Inc.                                        2,415,000
    250,000  IGEN International, Inc.                               5,031,250
    160,000  PharmaNetics, Inc.                                     3,040,000
                                                                 ------------
                                                                   10,873,750

             MISCELLANEOUS MANUFACTURING -- 8.4%
    100,000  The B.F. Goodrich Co.                                  3,918,750
     75,000  The Boeing Co.                                         4,725,000
     13,000  Corning Inc.                                           3,861,000
    100,000  DONCASTERS plc ADR                                     2,025,000
     60,000  Precision Castparts Corp.                              2,302,500
    130,000  Tredegar Corp.                                         2,250,625
    150,000  Unifi, Inc.                                            1,528,125
                                                                 ------------
                                                                   20,611,000

             RETAILING -- 2.5%
     50,000  Lowe's Companies, Inc.                                 2,243,750
    175,000  Whitehall Jewellers, Inc.                              1,389,062
     75,000  Zale Corp.                                             2,432,813
                                                                 ------------
                                                                    6,065,625

             SEMICONDUCTORS/RELATED -- 17.3%
     55,000  Altera Corp.                                           2,626,250
    100,000  Asyst Technologies, Inc.                               2,025,000
     50,000  ATMI, Inc.                                             1,168,750
     12,000  Broadcom Corp.                                         2,925,000
    300,000  Catalyst Semiconductor, Inc.                           2,831,250
     60,000  Conexant Systems, Inc.                                 2,512,500
     75,000  Electroglas, Inc.                                      1,279,687
     60,000  Fairchild Semiconductor Corp.                          1,687,500
     60,000  Ibis Technology Corp.                                  2,178,750
     30,000  KLA-Tencor Corp.                                       1,235,625
     84,000  Kulicke & Soffa Industries, Inc.                       1,118,250
     60,000  Lam Research Corp.                                     1,256,250
     60,000  National Semiconductor Corp.                           2,415,000
     50,000  Novellus Systems, Inc.                                 2,328,125
     15,000  PMC-Sierra, Inc.                                       3,228,750
     40,000  Rambus Inc.                                            3,157,500
    285,300  Symmetricom, Inc.                                      4,457,813
     35,000  Texas Instruments Inc.                                 1,651,563
     30,000  Xilinx, Inc.                                           2,568,750
                                                                 ------------
                                                                   42,652,313

             SOFTWARE & RELATED SERVICES -- 12.8%
    250,000  Bitstream Inc.                                           906,250
     40,000  Business Objects S.A.- SP ADR                          4,522,500
    100,000  Citrix Systems, Inc.                                   2,006,250
     40,000  Commerce One, Inc.                                     3,140,000
     50,000  Critical Path, Inc.                                    3,037,500
     15,000  i2 Technologies, Inc.                                  2,805,938
    120,000  Information Resources
               Engineering, Inc.                                    3,630,000
    100,000  Level 8 Systems, Inc.                                  1,837,500
    200,000  Novadigm, Inc.                                         3,096,860
    250,000  Novell, Inc.                                           2,484,375
     10,000  Nuance Communications Inc.                             1,216,875
     60,000  Wind River Systems, Inc.                               2,876,250
                                                                 ------------
                                                                   31,560,298

             TRANSPORTATION -- 0.6%
    200,000  RailAmerica, Inc.                                      1,562,500
                                                                 ------------
                  Total common stocks                             234,094,087

SHORT-TERM INVESTMENTS -- 3.2% (A)<F2>

             VARIABLE RATE DEMAND NOTE -- 3.2%
 $7,744,027  Firstar Bank U.S.A., N.A.                              7,744,027
                                                                 ------------
                  Total investments                               241,838,114

             Cash and receivables, less
               liabilities -- 1.9% (A)<F2>                          4,760,035
                                                                 ------------
                  NET ASSETS                                     $246,598,149
                                                                 ------------
                                                                 ------------
             Net Asset Value Per Share
               (No par value, unlimited
               shares authorized), offering
               and redemption price
               ($246,598,149 / 9,275,305
               shares outstanding)                                     $26.59
                                                                       ------
                                                                       ------

(a)<F2> Percentages for the various classifications relate to net assets.
(b)<F3> Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded or if no sale is reported, the latest bid price. Securities which are traded over-the-counter are valued at the latest bid price. Short-term investments are valued at cost which approximates quoted market value.

                               BOARD OF TRUSTEES

                              ROBERT J. FAHEY, JR.
                                Senior Director
                              Cushman & Wakefield
                           Philadelphia, Pennsylvania

                            STEPHEN L. HERSHEY, M.D.
                             President, First State
                         Orthopaedic Consultants, P.A.
                                Newark, Delaware

                               MICHAEL L. HERSHEY
                                   Chairman,
                             Landis Associates LLC
                          Kennett Square, Pennsylvania

                                  JOHN A. KROL
                             Chairman/CEO (Retired)
                             E.I. DuPont de Nemours
                              Wilmington, Delaware

                            P. COLEMAN TOWNSEND, JR.
                                   Chairman,
                                Townsends, Inc.
                              Wilmington, Delaware

                               FIRSTAR BANK, N.A.
                                   Custodian

                              FIRSTAR MUTUAL FUND
                                 SERVICES, LLC
                               Transfer Agent and
                           Dividend Disbursing Agent

                             LANDIS ASSOCIATES LLC
                               Investment Adviser

                           PRICEWATERHOUSECOOPERS LLP
                            Independent Accountants

                                FOLEY & LARDNER
                                 Legal Counsel

                               THE HENLOPEN FUND
                        LONGWOOD CORPORATE CENTER SOUTH
                          415 MCFARLAN ROAD, SUITE 213
                       KENNETT SQUARE, PENNSYLVANIA 19348
                    (610-925-0400)     WWW.HENLOPENFUND.COM

 This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares
   of The Henlopen Fund unless accompanied or preceded by the Fund's current prospectus.